Private Placement (Q3) (Details) - USD ($)		9 Months Ended	10 Months Ended	12 Months Ended
	Nov. 01, 2021	Sep. 30, 2023	Dec. 31, 2021	Dec. 31, 2022
Private Placement Warrants [Abstract]
Gross proceeds from private placement			$ 11,200,000	$ 0
Number of trading days		10 days		10 days
Private Placement Warrants [Member]
Private Placement Warrants [Abstract]
Warrants issued (in shares)	11,200,000		11,200,000
Share price (in dollars per share)	$ 1
Gross proceeds from private placement	$ 11,200,000
Number of trading days		30 days		30 days
Percentage of redemption of public shares		100.00%		100.00%
Period of redemption of public shares from the closing of IPO		18 months		18 months
Private Placement [Member] | Private Placement Warrants [Member]
Private Placement Warrants [Abstract]
Warrants issued (in shares)	11,200,000
Share price (in dollars per share)	$ 1
Gross proceeds from private placement	$ 11,200,000